WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

COMMON STOCKS - 88.7%	Shares	Value
Communications - 8.8%
Entertainment Content - 1.2%
Walt Disney Company (The) (a)	8,725	$ 1,264,253

Internet Media & Services - 7.6%
Airbnb, Inc. - Class A (a)	7,540	1,300,952
Alphabet, Inc. - Class A (a)(b)	1,330	3,774,473
Meta Platforms, Inc. - Class A (a)(b)	5,550	1,800,753
Netflix, Inc. (a)	1,176	754,874
Twitter, Inc. (a)	6,000	263,640
		7,894,692
Consumer Discretionary - 12.6%
Automotive - 1.0%
General Motors Company (a)(b)	17,800	1,030,086

E-Commerce Discretionary - 3.2%
Amazon.com, Inc. (a)(b)	600	2,104,242
MercadoLibre, Inc. (a)	636	755,829
Wayfair, Inc. - Class A (a)	1,859	460,734
		3,320,805
Leisure Facilities & Services - 3.6%
MGM Resorts International	15,786	624,810
Starbucks Corporation	24,369	2,671,817
Texas Roadhouse, Inc.	4,968	412,046
		3,708,673
Leisure Products - 0.4%
Peloton Interactive, Inc. - Class A (a)	10,632	467,808

Retail - Discretionary - 4.4%
lululemon athletica, inc. (a)	3,211	1,459,111
Ross Stores, Inc.	11,100	1,210,899
Ulta Beauty, Inc. (a)	5,075	1,948,546
		4,618,556
Consumer Staples - 4.0%
Household Products - 1.8%
Procter & Gamble Company (The)	12,625	1,825,323

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.7% (Continued)	Shares	Value
Consumer Staples - 4.0% (Continued)
Retail - Consumer Staples - 1.2%
Costco Wholesale Corporation	2,367	$ 1,276,712

Wholesale - Consumer Staples - 1.0%
Sysco Corporation (b)	14,470	1,013,479

Energy - 3.5%
Oil & Gas Producers - 1.4%
Diamondback Energy, Inc.	13,440	1,434,451

Oil & Gas Services & Equipment - 2.1%
Halliburton Company	54,600	1,178,814
Schlumberger Ltd.	37,300	1,069,764
		2,248,578
Financials - 7.8%
Banking - 4.9%
Citigroup, Inc. (b)	31,250	1,990,625
PNC Financial Services Group, Inc. (The) (b)	8,160	1,607,520
U.S. Bancorp	27,900	1,543,986
		5,142,131
Institutional Financial Services - 2.9%
Goldman Sachs Group, Inc. (The) (b)	7,850	2,990,772

Health Care - 15.0%
Biotech & Pharma - 9.3%
AbbVie, Inc. (b)	18,500	2,132,680
BioMarin Pharmaceutical, Inc. (a)	6,400	552,256
Elanco Animal Health, Inc. (a)(b)	90,900	2,612,466
Eli Lilly & Company (b)	12,800	3,174,912
Guardant Health, Inc. (a)	2,800	294,336
Viatris, Inc.	73,700	907,247
		9,673,897
Health Care Facilities & Services - 2.4%
AmerisourceBergen Corporation	8,000	926,000
CVS Health Corporation	12,400	1,104,344
Humana, Inc.	1,000	419,710
		2,450,054
Medical Equipment & Devices - 3.3%
Align Technology, Inc. (a)	500	305,765
Danaher Corporation	3,250	1,045,330

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.7% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Medical Equipment & Devices - 3.3% (Continued)
DexCom, Inc. (a)	1,100	$ 618,849
Medtronic plc	13,675	1,459,122
		3,429,066
Industrials - 9.6%
Aerospace & Defense - 0.9%
Raytheon Technologies Corporation	11,700	946,764

Electrical Equipment - 1.3%
Johnson Controls International plc	18,000	1,345,680

Engineering & Construction - 0.9%
Fluor Corporation (a)	40,300	891,033

Machinery - 1.4%
Caterpillar, Inc.	7,750	1,498,462

Transportation & Logistics - 5.1%
Delta Air Lines, Inc. (a)	39,420	1,427,004
FedEx Corporation	5,000	1,151,850
Norfolk Southern Corporation	6,325	1,677,833
Southwest Airlines Company (a)	22,300	990,120
		5,246,807
Materials - 1.3%
Chemicals - 1.3%
Nutrien Ltd.	20,000	1,322,400

Technology - 26.1%
Semiconductors - 7.2%
Analog Devices, Inc. (b)	11,325	2,041,331
Broadcom, Inc.	2,700	1,494,936
NVIDIA Corporation	9,625	3,145,065
Xilinx, Inc. (b)	3,350	765,308
		7,446,640
Software - 11.1%
Adobe, Inc. (a)(b)	5,405	3,620,539
Autodesk, Inc. (a)	2,100	533,799
Intuit, Inc.	2,450	1,598,135
Microsoft Corporation (b)	12,995	4,296,017
Palantir Technologies, Inc. - Class A (a)	16,300	336,595

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.7% (Continued)	Shares	Value
Technology - 26.1% (Continued)
Software - 11.1% (Continued)
salesforce.com, inc. (a)	4,046	$ 1,152,948
		11,538,033
Technology Hardware - 4.8%
Apple, Inc. (b)	22,650	3,744,045
NetApp, Inc.	8,100	719,928
Seagate Technology Holdings plc	5,500	564,685
		5,028,658
Technology Services - 3.0%
Mastercard, Inc. - Class A (b)	4,900	1,543,108
PayPal Holdings, Inc. (a)(b)	8,750	1,617,788
		3,160,896

Total Common Stocks (Cost $65,650,500)		$ 92,214,709

MONEY MARKET FUNDS - 9.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $9,368,121)	9,368,121	$ 9,368,121

Investments at Value - 97.7% (Cost $75,018,621)		$ 101,582,830

Other Assets in Excess of Liabilities - 2.3%		2,388,317

Net Assets - 100.0%		$ 103,971,147

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions. The total value of such securities as of November 30, 2021 was $28,373,961.
(c)	The rate shown is the 7-day effective yield as of November 30, 2021.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2021 (Unaudited)

COMMON STOCKS - 38.4%	Shares	Value
Communications - 0.4%
Internet Media & Services - 0.4%
Uber Technologies, Inc.	11,282	$ 428,716

Consumer Discretionary - 6.3%
Automotive - 1.5%
Harley-Davidson, Inc.	40,883	1,497,544

E-Commerce Discretionary - 0.5%
eBay, Inc	7,885	531,922

Leisure Facilities & Services - 2.5%
DraftKings, Inc. - Class A	12,025	415,464
Penn National Gaming, Inc.	27,721	1,420,147
Wingstop, Inc.	4,870	782,122
		2,617,733
Retail - Discretionary - 1.8%
Best Buy Company, Inc.	4,372	467,192
Lowe's Companies, Inc.	2,589	633,243
Vizio Holdings Corporation - Class A	26,596	511,441
Williams-Sonoma, Inc.	1,432	279,011
		1,890,887
Consumer Staples - 2.1%
Food - 1.3%
Beyond Meat, Inc.	18,968	1,332,692

Retail - Consumer Staples - 0.8%
Walgreens Boots Alliance, Inc.	19,000	851,200

Energy - 2.1%
Oil & Gas Services & Equipment - 2.1%
Baker Hughes Company	47,500	1,108,650
NOV, Inc.	88,100	1,050,152
		2,158,802
Financials - 1.1%
Financials - 1.1%
Fifth Third Bancorp	27,750	1,169,663

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 38.4% (Continued)	Shares	Value
Health Care - 7.1%
Biotech & Pharma - 3.4%
Amgen, Inc.	3,900	$ 775,632
Johnson & Johnson	5,300	826,429
Pfizer, Inc.	15,600	838,188
Zoetis, Inc.	4,800	1,065,792
		3,506,041
Health Care Facilities & Services - 1.6%
DaVita, Inc.	4,800	453,600
Patterson Companies, Inc.	30,000	944,100
Teladoc Health, Inc.	2,900	293,625
		1,691,325
Medical Equipment & Devices - 2.1%
Becton, Dickinson and Company	2,600	616,564
Boston Scientific Corporation	20,900	795,663
Stryker Corporation	3,276	775,200
		2,187,427
Industrials - 4.3%
Commercial Support Services - 0.9%
Stericycle, Inc.	17,500	988,750

Diversified Industrials - 1.1%
3M Company	6,500	1,105,260

Transportation & Logistics - 1.2%
Knight-Swift Transportation Holdings, Inc.	22,000	1,259,500

Transportation Equipment - 1.1%
Cummins, Inc.	5,250	1,101,187

Materials - 4.0%
Chemicals - 1.8%
Dow, Inc.	20,700	1,137,051
Ecolab, Inc.	3,600	797,292
		1,934,343
Containers & Packaging - 2.2%
Crown Holdings, Inc.	11,275	1,192,895
WestRock Company	24,600	1,067,394
		2,260,289

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 38.4% (Continued)	Shares	Value
Technology - 11.0%
Semiconductors - 3.7%
Applied Materials, Inc.	2,900	$ 426,851
Intel Corporation	28,500	1,402,200
Texas Instruments, Inc.	10,500	2,019,885
		3,848,936
Software - 1.8%
Check Point Software Technologies Ltd.	5,900	656,729
Oracle Corporation	12,800	1,161,472
		1,818,201
Technology Hardware - 3.0%
Cisco Systems, Inc.	10,750	589,530
HP, Inc.	53,500	1,887,480
Juniper Networks, Inc.	22,000	684,860
		3,161,870
Technology Services - 2.5%
Accenture plc - Class A	2,863	1,023,236
International Business Machines Corporation	13,100	1,534,010
		2,557,246

Total Securities Sold Short - 38.4% (Proceeds $39,275,568)		$ 39,899,534

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communications - 9.9%
Entertainment Content - 2.3%
Walt Disney Company (The) (a)	615	$ 89,113

Internet Media & Services - 7.6%
Alphabet, Inc. - Class A (a)	62	175,953
Meta Platforms, Inc. - Class A (a)	389	126,215
		302,168
Consumer Discretionary - 11.6%
E-Commerce Discretionary - 3.5%
Amazon.com, Inc. (a)	39	136,776

Leisure Facilities & Services - 3.5%
Starbucks Corporation	1,281	140,449

Retail - Discretionary - 4.6%
Ross Stores, Inc.	739	80,617
Ulta Beauty, Inc. (a)	268	102,899
		183,516
Consumer Staples - 5.3%
Household Products - 3.4%
Procter & Gamble Company (The)	940	135,905

Wholesale - Consumer Staples - 1.9%
Sysco Corporation	1,083	75,853

Financials - 11.1%
Banking - 7.6%
Citigroup, Inc.	1,197	76,249
PNC Financial Services Group, Inc. (The)	624	122,928
U.S. Bancorp	1,822	100,830
		300,007
Institutional Financial Services - 3.5%
Goldman Sachs Group, Inc. (The)	365	139,061

Health Care - 11.9%
Biotech & Pharma - 9.4%
AbbVie, Inc.	999	115,165
Elanco Animal Health, Inc. (a)	3,569	102,573

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Health Care - 11.9% (Continued)
Biotech & Pharma - 9.4% (Continued)
Eli Lilly & Company	628	$ 155,769
		373,507
Medical Equipment & Devices - 2.5%
Medtronic plc	941	100,405

Industrials - 12.1%
Engineering & Construction - 1.6%
Fluor Corporation (a)	2,884	63,765

Machinery - 2.8%
Caterpillar, Inc.	577	111,563

Transportation & Logistics - 7.7%
Delta Air Lines, Inc. (a)	2,861	103,568
FedEx Corporation	338	77,865
Norfolk Southern Corporation	458	121,494
		302,927
Technology - 36.8%
Semiconductors - 14.3%
Analog Devices, Inc.	767	138,251
NVIDIA Corporation	709	231,673
Xilinx, Inc.	864	197,381
		567,305
Software - 10.4%
Adobe, Inc. (a)	241	161,434
Microsoft Corporation	758	250,587
		412,021
Technology Hardware - 6.5%
Apple, Inc.	1,552	256,546

Technology Services - 5.6%
Mastercard, Inc. - Class A	355	111,797
PayPal Holdings, Inc. (a)	599	110,749
		222,546

Total Common Stocks (Cost $3,748,732)		$ 3,913,433

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $41,290)	41,290	$ 41,290

Investments at Value - 99.7% (Cost $3,790,022)		$ 3,954,723

Other Assets in Excess of Liabilities - 0.3%		12,411

Net Assets - 100.0%		$ 3,967,134

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2021.